Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related Party Transactions
17.	RELATED PARTY TRANSACTIONS

As disclosed in note 1, the Company is a subsidiary of CNOOC, which is a state-owned enterprise subject to the control of the State Council of the PRC. The State Council of the PRC directly and indirectly controls a significant number of state-owned entities and organisations.

Comprehensive framework agreement with CNOOC in respect of a range of products and services

As the Group is controlled by CNOOC, transactions with the CNOOC Group are disclosed as related party transactions. The connected transactions or continuing connected transactions defined in Chapter 14A of the Listing Rules in respect of items listed below also constitute related party transactions. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules for continuing connected transactions listed below. The Company entered into a comprehensive framework agreement with CNOOC on 15 November 2016 for the provision (1) by the Group to the CNOOC Group and (2) by the CNOOC Group to the Group, of a range of products and services which may be required and requested from time to time by either party and/or its associates in respect of the continuing connected transactions. The term of the comprehensive framework agreement is for a period of three years from 1 January 2017. The continuing connected transactions under the comprehensive framework agreement and the relevant annual caps for the three years from 1 January 2017 were approved by the independent shareholders of the Company on 1 December 2016. The approved continuing connected transactions are as follows:

(1)	Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group:

(a)	Provision of exploration and support services

(b)	Provision of oil and gas development and support services

(c)	Provision of oil and gas production and support services

(d)	Provision of marketing, management and ancillary services

(e)	FPSO vessel leases

(2)	Provision of management, technical, facilities and ancillary services, including the supply of materials by the Group to the CNOOC Group; and

(3)	Sales of petroleum and natural gas products by the Group to the CNOOC Group:

(a)	Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas)

(b)	Long-term sales of natural gas and liquefied natural gas

Pricing principles

The basic pricing principle for the continuing connected transactions between the Group and the CNOOC Group is based on arm’s length negotiations, on normal commercial terms or better and with reference to the prevailing local market conditions (including the volume of sales, length of contracts, the volume of services, overall customer relationship and other market factors).

On the basis of the above basic pricing principle, each type of products or services must be charged in accordance with the following pricing mechanism and in the following sequential order:

(a)	government-prescribed prices; or

(b)	where there is no government-prescribed price, in accordance with market prices, including the local, national or international market prices.

The continuing connected transactions referred to in paragraph (1)(a)-(1)(b) above provided by the CNOOC Group to the Group and (3)(a)-(3)(b) above provided by the Group to the CNOOC Group, on the basis of the above pricing principle, are determined through arm’s length negotiations based on market prices (as defined in the comprehensive framework agreement).

The continuing connected transactions referred to in paragraph (1)(c)-(1)(d) above provided by the CNOOC Group to the Group, on the basis of the above pricing principle, are based on government-prescribed price or market prices.

The continuing connected transactions referred to in paragraph (1)(e) on the basis of the above pricing principle, are unanimously determined with CNOOC Group which provides the FPSO vessel leases after arm’s length negotiation in accordance with normal commercial terms.

The continuing connected transactions referred to in paragraph (2) above provided by the Group to the CNOOC Group on the basis of the above pricing principle, are determined through arm’s length negotiation between both parties with reference market price.

The following is a summary of significant related party transactions entered into in the ordinary course of business between the Group and its related parties during the period and the balances arising from related party transactions at the end of the period:

(i)	Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)

Provision of exploration and support services	4,748	2,390
– Inclusive of amount capitalised under property, plant and equipment	2,135	1,278
Provision of oil and gas development and support services	13,191	7,189
Provision of oil and gas production and support services (note a)	4,085	4,019
Provision of marketing, management and ancillary services (note b) *	496	464
FPSO vessel leases (note c) *	616	591
	23,136	14,653

*	For the right-of-use assets recognised during this period from the lease agreements with CNOOC Group, please refer to note 10.

(ii)	Provision of management, technical, facilities and ancillary services, including the supply of materials by the Group to the CNOOC Group

The Group did not enter into any transactions in the above category for the periods from 1 January to 30 June of 2019 and 2018.

(iii)	Sales of petroleum and natural gas products by the Group to the CNOOC Group

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)
Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	62,673	63,351
Long-term sales of natural gas and liquefied natural gas (note e)	7,267	5,874
	69,940	69,225

(iv)	Transactions and Balances with CNOOC Finance Corporation Limited (“CNOOC Finance”) (note f)

(a)	Interest income received by the Group

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)
Interest income from deposits in CNOOC Finance	116	135

(b)	Deposits balances made by the Group

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Deposits in CNOOC Finance	23,395	23,052
(v)	Balances with the CNOOC Group

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Amount due to CNOOC
– included in other payables and accrued liabilities	31	147
Amounts due to other related parties
– included in trade and accrued payables	35,454	19,641
– included in lease liabilities	5,351	–
	40,836	19,788
Borrowings from CNOOC (note g)	4,768	4,760
Amounts due from other related parties
– included in trade receivables	12,717	14,058
– included in other current assets	1,810	1,434
	14,527	15,492

(vi)	Balance with a joint venture

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Amount due from a joint venture
– included in other current assets	74	137

(vii)	Transactions and balances with other state-owned enterprises

The Group enters into extensive transactions covering sales of crude oil and natural gas, purchase of property, plant and equipment and other assets, receiving of services, and making deposits with state-owned enterprises, other than the CNOOC Group, in the normal course of business on terms comparable to those with other non-state-owned enterprises. The purchases of property, plant and equipment and other assets, and receipt of services from these state-owned enterprises are individually not significant. The individually significant sales transactions with these state-owned enterprises customers: 7% (six months ended 30 June 2018: 7%) of the Group’s revenue in the six-month period ended 30 June 2019 is generated from crude oil and natural gas sold to two major customers, China Petroleum & Chemical Corporation and PetroChina Company Limited. These two customers are controlled by the Chinese government. Other transactions with enterprises which are controlled, jointly controlled or significantly influenced by the same government are individually not significant and are in the ordinary course of business. In addition, the Group had certain of its cash in bank and time deposits with certain state-owned banks in the PRC as at 30 June 2019, as summarised below:

	30 June 2019 (Unaudited)	31 December 2018 (Audited)

Cash and cash equivalents	2,347	2,688
Time deposits with maturity over three months	103	227
Specified dismantlement fund accounts, included in other non-current assets	8,492	8,100
	10,942	11,015

Interest rates for the above time deposits and specified dismantlement fund accounts are at prevailing market rates.

(viii)	Key management personnel’s remuneration

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)

Short-term employee benefits	9	7
Pension scheme contributions	1	1
Amount paid/payable during the period	10	8
	10	8

(ix)	Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (“CUCBM”) (note h).

	30 June 2019 (Unaudited)	31 December 2018 (Audited)

Accumulated investment	2,804	2,346

The amount due to the parent company and amounts due from/to related parties are unsecured, interest-free and are repayable on demand, unless otherwise disclosed.

Notes:

a)

These represent the services for production operations, the provision of various facilities and ancillary services, such as provision of different types of materials, medical and employee welfare services, maintenance and repair of major equipment and supply of water, electricity and heat to the Group, some of which may not be available from independent third parties or available on comparable terms.

b)

These include marketing, administration and management, management of oil and gas operations and integrated research services as well as other ancillary services relating to exploration, development, production and research activities of the Group. In addition, the CNOOC Group leased certain premises to the Group for use as office premises and staff quarters out of which they provided management services to certain properties.

c)	CNOOC Energy Technology & Services Limited leased FPSO vessels to the Group for use in oil production operations.

d)

The sales include crude oil, condensate oil, liquefied petroleum gas, natural gas and liquefied natural gas to the CNOOC Group. Individual sales contracts were entered into from time to time between the Group and the CNOOC Group.

e)

It is the market practice for sales terms to be determined based on the estimated reserves and production profile of the relevant gas fields. The long term sales contracts usually last for 5 to 20 years.

f)

CNOOC Finance is a 31.8% owned associate of the Company and also a subsidiary of CNOOC. The financial services provided by CNOOC Finance to the Group also constitute continuing connected transactions defined in Chapter 14A of the Listing Rules and the Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules for the continuing connected transactions. Under the financial services framework agreement with CNOOC Finance dated 1 December 2016, CNOOC Finance continues to provide to the Group settlement, depository, discounting, loans and entrustment loans services. The agreement is effective from 1 January 2017 to 31 December 2019. The depository services were exempted from independent shareholders’ approval requirements under the Listing Rules. On 23 August 2018, the Board approved to revise the maximum daily outstanding balance of deposits placed by the Group with CNOOC Finance for the period from 23 August 2018 to 31 December 2019 to RMB23,500 million. During the period, the Group’s actual maximum daily outstanding balance for deposits stated in CNOOC Finance (including accrued interest but excluding funds placed for the purpose of extending entrustment loans pursuant to the entrustment loan services) was RMB23,500 million (six months ended 30 June 2018: RMB19,500 million).

g)

In September 2014, CNOOC provided CNOOC International Limited, a wholly-owned subsidiary of the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$135 million of 0.95% per annum. As at 30 June 2019, the withdrawal amount of the loan was US$130 million (31 December 2018: US$130 million); In December 2014, CNOOC provided the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$600 million of 0.95% per annum. As at 30 June 2019, the withdrawal amount of the loan was US$564 million (31 December 2018: US$564 million).

h)	CUCBM is a subsidiary of CNOOC.